Brick Top Productions, Inc. - Consolidated Balance Sheets (historical) (USD $)	Sep. 30, 2013 Brick Top		Dec. 31, 2012 Brick Top		Sep. 30, 2013 S & G Holdings		Dec. 31, 2012 S & G Holdings		Sep. 30, 2013 Scenario, Adjustment		Dec. 31, 2012 Scenario, Adjustment		Sep. 30, 2013 Pro forma		Dec. 31, 2012 Pro forma
CURRENT ASSETS
Cash	$ 130,519		$ 3,154		$ 51,431		$ 91,708		$ (33,000)	[1],[2],[3]	$ 220,000		$ 148,950		$ 314,862
Accounts receivable					24,474		24,947						24,474		24,947
Advances					169,410		140,715						169,410		140,715
Notes receivable					86,776		72,193						86,776		72,193
Total Current Assets	130,519		3,154		332,091		329,563		(33,000)		220,000		429,610		552,717
PROPERTY AND EQUIPMENT
Computer equipment	8,897		8,897										8,897		8,897
Equipment					87,372		87,372						87,372		87,372
Furniture and fixtures					7,788		7,788						7,788		7,788
Vehicles					4,279		4,279						4,279		4,279
Accumulated depreciation	(5,645)		(3,934)		(96,949)		(95,737)						(102,594)		(99,671)
Property and equipment, net	3,252		4,963		2,490		3,702						5,742		8,665
CAPITALIZED PILOT COSTS, net	292,931		292,931										292,931		292,931
Intangible Assets									14,247	[2],[3],[4]	162,496	[2],[3],[4]	14,247		162,496
DEPOSITS	1,985		2,214										1,985		2,214
TOTAL ASSETS	428,687		303,262		334,581		333,265		(18,753)		382,496		744,515		1,019,023
CURRENT LIABILITIES
Accounts payable and accrued expenses	169,538		186,218		268,027		465,343						437,565		651,561
Line of Credit					55,000								55,000
Other current liabilities					3,366		7,399						3,366		7,399
Advances from stockholders	60,847		60,797										60,847		60,797
Total Current Liabilities	230,385		247,015		326,393		472,742						556,778		719,757
LONG-TERM LIABILITIES
Royalty payable					972,637		972,637		(972,637)	[3]	(972,637)	[3]
Total Liabilities	230,385		247,015		1,299,030		1,445,379		(972,637)		(972,637)		556,778		719,757
STOCKHOLDERS' EQUITY
Preferred stock	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Common stock	2,994	[6]	2,969	[6]	100	[6]	100	[6]	(70)	[1],[2],[6]	(44)	[2],[6],[7]	3,024	[6]	3,025	[6]
Additional paid-in capital	1,274,121		1,021,146		150,900		900		66,070	[1],[2]	469,044	[2],[7]	1,491,091		1,491,090
Deficit accumulated during the development stage	(1,078,736)		(967,859)		(1,115,449)		(1,113,114)		1,115,449	[2]	1,113,114	[2]	(1,078,736)		(967,859)
Total Stockholders' Equity	198,379		56,256		(964,449)		(1,112,114)		1,181,449		1,582,114		415,379		526,256
NON-CONTROLLING INTEREST IN SUBSIDIARY	(77)		(9)						(227,565)	[8]	(226,981)	[8]	(227,642)		(226,990)
Total Stockholder's Deficit	198,302		56,247		(964,449)		(1,112,114)		953,884		1,355,133		187,737		299,266
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 428,687		$ 303,262		$ 334,581		$ 333,265		$ (18,753)		$ 382,496		$ 744,515		$ 1,019,023

[1]	Adjustment for issuance of 179,500 shares of common stock for cash and $47,500 in capital contributions in Brick Top Productions, Inc.
[2]	Adjustment for purchase of 75% of the outstanding stock of S&G Holdings, Inc.
[3]	Adjustment to record the settlement of the royalty payable for a cash payment of $40,000.
[4]	Adjustment for purchase price allocation.
[5]	Preferred stock: $0.0001 par value, 10,000,000 shares authorized; none issued or outstanding.
[6]	Common stock: $0.0001 par value, 100,000,000 shares authorized; 29,692,000 and 29,643,500 shares issued and outstanding, respectively.
[7]	Adjustment for issuance of 432,500 shares of common stock for cash and $47,500 in capital contributions in Brick Top Productions, Inc.
[8]	Adjustment to record the non-controlling interest in S&G Holdings, Inc.